National Institutes of Health Subaward (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 18, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 18, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Grants receivable		$ 10,349		$ 10,349		$ 161,638		$ 1,078,347
Grants receivable, annual payment timing, duration								5 years
Grant receivable, written notice termination, period								30 days
Total costs incurred, grants costs				385,280
Costs incurred, grants costs		3,359	$ 151,996	36,226	$ 250,713
Research and development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Grant income		3,359
Costs incurred, grants costs			128,769	20,430	215,616
Selling, general and administrative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Grant income		$ 0
Costs incurred, grants costs			$ 23,227	15,796	$ 35,097
Year One Allocation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total costs incurred, grants costs				351,994
Year Two Allocation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total costs incurred, grants costs				$ 194,566
For Developing Ultra Sound Scanner To Detect Cancer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Grants received during the period	$ 1,078,347
Government assistance transaction duration	5 years
Aggregate costs incurred as per allocation						349,054
Aggregate costs one year allocation						351,994
Aggregate costs two year allocation						194,566
Aggregate costs incurred and recognized						318,276	$ 30,778
For Developing Ultra Sound Scanner To Detect Cancer | Prepaid Expenses and Other Current Assets
Accounts, Notes, Loans and Financing Receivable [Line Items]
Government assistance cumulative amount current						161,638	30,778
For Developing Ultra Sound Scanner To Detect Cancer | Research and development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Government assistance amount						277,037	22,503
For Developing Ultra Sound Scanner To Detect Cancer | Selling, general and administrative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Government assistance amount						$ 41,239	$ 8,275